united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 812-14415

Altegris KKR Commitments Master Fund

(Exact name of registrant as specified in charter)

1200 Prospect Street, Suite 400 LA Jolla CA 92037

(Address of principal executive offices) (Zip code)

David P. Mathews, Senior Vice President & General Counsel , Altegris Advisors, L.L.C.

1200 Prospect Street, Suite 400 La Jolla, CA 92037

(Name and address of agent for service)

Registrant's telephone number, including area code: 858-459-7040

Date of fiscal year end: 3/31

Date of reporting period: 6/30/18

Item 1. Schedule of Investments.

Altegris KKR Commitments Master Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

	Geographic Region	Cost	Fair Value	% of Net Assets	Initial Acquisition Date
PRIVATE EQUITY (a) - 67.23%
CO-INVESTMENTS - 19.03%
KKR Blue Co-Invest L.P.	Europe	$1,966,654	$3,151,523	0.79%	3/1/2016
KKR Byzantium Infrastructure Co-Invest L.P. *	Europe	9,494,628	9,534,895	2.39%	10/3/2017
KKR Caribou Co-Invest L.P.	Americas	17,500,000	18,672,500	4.68%	2/26/2018
KKR Element Co-Invest L.P.	Americas	7,035,000	9,129,632	2.29%	8/12/2016
KKR Palo Verde Co-Invest L.P. (b)	Americas	10,570,200	11,288,563	2.83%	2/26/2018
KKR Sigma Co-Invest L.P.	Americas	7,500,000	7,626,186	1.91%	6/21/2018
Uno Co-Invest L.P.	Americas	15,000,000	16,500,000	4.14%	6/7/2017
TOTAL CO-INVESTMENTS		69,066,482	75,903,299	19.03%

PRIMARY INVESTMENTS - 10.43%
Bridge Growth Partners (Parallel), L.P.	Americas	989,879	1,115,515	0.28%	2/23/2016
HPH Specialized International Fund I L.P.	Americas	652,886	3,533,900	0.89%	6/30/2017
KKR Americas Fund XII L.P.	Americas	10,688,844	10,283,855	2.58%	3/31/2017
KKR Asian Fund III L.P.	Asia	4,212,814	3,068,025	0.77%	3/31/2017
KKR European Fund IV, L.P. *	Europe	3,042,555	4,156,177	1.04%	12/17/2015
KKR Health Care Strategic Growth Fund L.P.	Americas	710,241	782,271	0.20%	8/4/2017
KKR Real Estate Partners Americas II L.P.	Americas	3,596,305	3,825,300	0.96%	5/31/2018
Lime Rock Partners IV AF, L.P.	Americas	4,911,911	4,911,911	1.23%	6/21/2018
Oak Hill Capital Partners IV, L.P. *	Americas	406,760	443,734	0.11%	3/31/2017
Warburg Pincus XI (ASIA), L.P.	Asia	9,200,000	9,450,632	2.37%	9/30/2017
TOTAL PRIMARY INVESTMENTS		38,412,195	41,571,320	10.43%

SECONDARY INVESTMENTS - 37.77%
Baring Asia Private Equity III L.P. I	Asia	4,888,536	1,175,252	0.29%	7/27/2016
Charles River Partnership XIII, L.P.	Americas	52,128	76,607	0.02%	6/29/2018
Foundation Capital III L.P.	Americas	2,838	31,611	0.01%	6/29/2018
Foundation Capital Leadership Fund, L.P.	Americas	7,524	33,058	0.01%	6/29/2018
Foundation Capital V L.P.	Americas	174,497	276,733	0.07%	6/29/2018
Foundation Capital VI L.P.	Americas	252,647	458,267	0.10%	6/29/2018
Foundation Capital VII L.P.	Americas	668,320	1,064,942	0.27%	6/29/2018
Foundation Capital VIII L.P.	Americas	470,734	732,775	0.18%	6/29/2018
KKR 2006 Fund L.P . *	Americas	20,634,432	20,136,916	5.05%	12/31/2015
KKR 2006 Fund (Allstar) L.P. (b)	Americas	2,625,863	1,958,615	0.49%	12/31/2015
KKR 2006 Fund (GDG) L.P. (b) *	Americas	2,217,773	1,392,857	0.35%	12/31/2015
KKR 2006 Fund (Overseas) L.P. *	Global	8,892,862	4,468,532	1.12%	12/31/2015
KKR Asian Fund L.P. *	Asia	1,965,812	1,241,009	0.31%	12/29/2016
KKR Asian Fund (Ireland III MIT) I L.P.	Asia	1,399,295	449,594	0.11%	12/29/2016
KKR Asian Fund II Private Investors Offshore, L.P. *	Asia	3,537,586	4,011,296	1.01%	9/30/2017
KKR China Growth Fund, L.P.	China	18,130,023	18,559,924	4.66%	6/29/2018
KKR European Fund III, L.P. *	Europe	9,442,735	17,482,795	4.39%	12/31/2015
KKR Gaudi Investors L.P. *	Europe	8,579,650	9,075,736	2.28%	5/4/2017
KKR Lending Partners II L.P. (b)	Americas	5,513,051	5,894,574	1.48%	4/27/2017
KKR North America Fund XI L.P. (b) *	Americas	27,810,927	36,353,117	9.12%	10/29/2015
KKR North America Fund XI (Buckeye) L.P. *	Americas	432,167	151,707	0.04%	10/29/2015
KKR North America Fund XI (Indigo) L.P. (b) *	Americas	1,656,323	4,938,581	1.24%	10/29/2015
KKR North America Fund XI (Sage) L.P. (b) *	Americas	519,017	355,582	0.09%	10/29/2015
KKR North America Fund XI (Wave) L.P. (b) *	Americas	1,043,197	1,223,125	0.31%	10/29/2015
Menlo Ventures IX LP	Americas	186,577	406,761	0.10%	12/31/2017
Menlo Ventures X LP *	Americas	2,681,243	1,999,465	0.50%	12/31/2017
Menlo Ventures XI LP *	Americas	5,113,413	3,383,151	0.85%	12/31/2017
Oak Hill Capital Partners III (AIV I), L.P.	Americas	268,870	270,323	0.07%	3/17/2017
Oak Hill Capital Partners III, L.P. *	Americas	2,010,870	2,336,157	0.59%	3/17/2017
Oak Hill Special Opportunities Fund (Offshore II), Ltd. *	Americas	40,849	38,220	0.01%	3/17/2017
OHCP III BC COI, L.P.	Americas	1,866,476	2,317,891	0.58%	3/17/2017
Orchid Asia III, L.P.	Asia	976,340	2,581,517	0.65%	8/23/2016
SFC Energy Partners I-A L.P. (b) *	Americas	1,996,797	3,529,998	0.88%	9/30/2017
Yorktown Energy Partners IX, L.P (b)	Americas	380,688	400,202	0.10%	1/8/2018
Yorktown Energy Partners VI, L.P (b)	Americas	63,895	71,818	0.02%	1/8/2018
Yorktown Energy Partners VII, L.P (b)	Americas	214,611	202,355	0.05%	1/8/2018
Yorktown Energy Partners VIII, L.P (b)	Americas	658,314	662,879	0.17%	1/8/2018
Yorktown Energy Partners X, L.P (b)	Americas	567,372	785,189	0.20%	1/8/2018
TOTAL SECONDARY INVESTMENTS		137,944,252	150,529,131	37.77%

TOTAL PRIVATE EQUITY		$245,422,929	$268,003,750	67.23%

Altegris KKR Commitments Master Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

	Geographic Region	Cost	Fair Value	% of Net Assets	Initial Acquisition Date
DIRECT INVESTMENT - 0.43%
Salient Solutions LLC * (a,c,d)	Americas	$1,057,149	$1,704,433	0.43%	2/10/2016
		$1,057,149	$1,704,433	0.43%
SHORT TERM INVESTMENT - 31.57%
U.S. GOVERNMENT SECURITIES - 7.52%
United States Treasury Bill		$30,000,000	$29,984,187	7.52%	4/3/2018

PRIVATE MONEY MARKET FUNDS - 24.05%
Federated Prime Private Liquidity Fund, Premier Class			$25,218,571	6.33%	12/29/2017
Prime Liquidity LLC Fund, Capital Class			70,630,173	17.72%	12/29/2017
TOTAL PRIVATE MONEY MARKET FUNDS		$95,848,744	$95,848,744	24.05%

TOTAL SHORT TERM INVESTMENTS		$125,848,744	$125,832,931	31.57%

TOTAL INVESTMENTS - 99.23% (Cost - $372,328,822) (e)			$395,541,114
OTHER ASSETS LESS LIABILITIES - 0.77%			3,067,763
NET ASSETS - 100.00%			$398,608,877

* Non-income producing.
(a) Securities are restricted to resale represents $269,708,183 or 67.66% of net assets.
(b) All or part of these investments are holdings of AKCF LLC - Series A.
(c) The fair value of this investment is determined using significant unobservable inputs and is classified as level 3 on the GAAP hierarchy (See Note 2).
(d) This investment is considered as a restricted security pursuant to Section 12.12 of Regulation S-X. The Fund purchased this investment at the cost of $1,057,149 on February 10, 2016.
(e) The fair value of total investments consists of the following:
		Private Equity	$268,003,750
		Direct Investment	1,704,433
		Short Term Investment	125,832,931
		Total Investments	$395,541,114

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated portfolio of investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the three months ended June 30, 2018. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Consolidation of a Subsidiary – The consolidated financial statements of the Fund include AKCF LLC Series A (“AKCF”), a limited liability company in which the Fund invests. AKCF is a wholly-owned subsidiary; therefore all inter-company accounts and transactions have been eliminated. The inception date of AKCF is September 18, 2015.

A summary of the Fund’s investment in AKCF is as follows:

AKCF Net Assets at June 30, 2018	% of Total Net Assets at June 30, 2018
$43,799,203	10.98%

Securities Valuation –The Fund has adopted valuation procedures pursuant to which it will fair value its interests in Investment Funds and Co-Investment Opportunities. These valuation procedures, which have been approved by the Board of Trustees of the Fund, provide that the valuations determined by the general partner, managing member or affiliated investment adviser of the Investment Funds (the “Investment Managers”) will be reviewed by the Adviser. Such valuation provided by the Investment Manager may be unaudited during the year. The Fund will generally rely on such valuations, which are provided on a quarterly basis, even in instances where an Investment Manager may have a conflict of interest in valuing the securities. Furthermore, the underlying Investment Funds will typically provide the Adviser with only estimated net asset values or other valuation information on a quarterly basis, and such data will be subject to revision through the end of each Investment Fund’s annual audit. While such information is provided on a quarterly basis, the Fund will provide valuations, and will issue Shares, on a monthly basis.

The Adviser is responsible for the Fund’s written valuation policies, processes and procedures, conducting periodic reviews of the valuation policies and evaluating the overall fairness and consistent application of the valuation policies. The Fund’s pricing committee is comprised of officers of the Fund, the Adviser, and representatives from Gemini Fund Services, LLC (“GFS”).  The Fund’s pricing committee meets monthly, or as needed, to determine the valuation of the Fund’s investments. The pricing committee certifies to the Board that the Fund’s valuation policy and procedures are properly followed. Any revision or updates of the valuation policy and procedures must be approved by the Board.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the

Altegris KKR Commitments Master Fund

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

June 30, 2018

degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Investments
Private Equity	$-	$36,803,167	$-	$231,200,583	$268,003,750
Direct Investment	-	-	1,704,433	-	1,704,433
US Government and Notes	-	29,984,187	-	-	29,984,187
Private Money Market Funds	95,848,744	-	-		95,848,744
Total Investments:	$95,848,744	$66,787,354	$1,704,433	$231,200,583	$395,541,114

* Refer to the Consolidated Portfolio of Investments for industry classification.

It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Beginning Balance 3/31/18	$1,644,731
Change in unrealized appreciation (depreciation)	59,702
Ending Balance 6/30/18	$1,704,433

Valuation input used to value Level 3 security was derived from the underlying fund’s financial statements.

The valuation process involved in Level 3 measurements is designed to subject the valuation of the investments to an appropriate level of consistency, oversight and review. The valuation of the Fund’s Level 3 investment is calculated by adjusting its initial cost basis primarily by the change in unrealized appreciation (depreciation) as reflected in the Invested Fund’s valuations of the Level 3 security. The Invested Fund’s valuations of the Level 3 security are primarily based on an evaluation of financial and operating data, company specific developments, market valuations of comparable companies and model projections. The Invested Fund has a valuation committee  that is responsible for reviewing and approving valuations. The Invested Fund’s valuation committee may at its discretion employ third party valuation firms as appropriate.

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” Investment companies are permitted to measure the fair value of certain privately offered investments using the NAV per share of the investment. Measuring the fair value of an investment this way is called using the NAV practical expedient. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

Adjustments to the NAV provided by the Adviser would be considered if the practical expedient NAV was not available as of the Fund’s measurement date; if it was probable that the alternative investment would be sold at a value materially different than the reported expedient NAV; or if it was determined by the Fund’s valuation procedures that the private equity is not being reported at fair value.

Altegris KKR Commitments Master Fund

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

June 30, 2018

A listing of the private equity held by the Fund and their attributes, as of June 30, 2018, that qualify for these valuations are shown in the table below:

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency *	Notice Period (In Days)	Redemption restrictions Terms **
Private Equity - Buyout	Investments in nonpublic companies; the acquisition of the company uses some percentage of debt.	$197,599,342	$141,383,086	N/A	None	N/A	Liquidity in form of distributions from Investment Funds.
Private Equity - Growth Equity	Investments in nonpublic companies; the acquisition of the company that create value through profitable revenue.	$57,044,213	$13,048,119	N/A	None	N/A	Liquidity in form of distributions from Investment Funds.
Private Equity - Other	Infrastructure, Real Estate, Energy and Direct Lending/Mezzanine, Private Equity Fund of Funds.	$13,360,195	$36,403,695	N/A	None	N/A	Liquidity in form of distributions from Investment Funds.
Direct Investment - Growth Equity	Investments in nonpublic companies; the acquisition of the company that create value through profitable revenue.	$1,704,433	$-	N/A	None	N/A	Liquidity in form of distributions from Investment Funds.

* The information summarized in the table above represent the general terms for the specified asset class. Individual investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

** Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from Investment Funds cannot be determined. It is estimated that distributions will occur over the life of the Investment Funds.

General Economic and Market Conditions. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. An Investment Fund’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.

Private Equity Investments. Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments, although the Fund may also co-invest directly in an operating company in conjunction with an Investment Fund. The investments held by private equity funds and Co-Investment Opportunities made by the Fund involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments.

Altegris KKR Commitments Master Fund

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

June 30, 2018

Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return.

Illiquidity of Investment Fund Interests. There is no regular market for interest in Investment Funds, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the applicable Investment Fund and could occur at a discount to the stated net asset value. If the Adviser determines to cause the Fund to sell its interests in an Investment Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Altegris KKR Commitments Master Fund

By (Signature and Title)

/s/Matthew Osborne

Matthew Osborne, President/Principal Executive Officer

Date 08/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Matthew Osborne

Matthew Osborne, President/Principal Executive Officer

Date 08/28/2018

*/s/ Beth Strong

Treasurer and Principal Accounting Officer

Date 08/28/2018